Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 1,080,514	$ 323,958			$ 323,958
Interest rate terms	it is estimated that a general increase/ decrease of 100 basis points in interest rates, with all other variables held constant, would have decreased/ increased the Company’s profit after tax
Increase decrease in profit after tax	$ 52,950	15,079
Exchanges rates	7.8000			7.8000
Impairment of long-lived assets	$ 0	0	$ 0
Premium paid	165,493	165,493
Initial premimum payment	160,891
Interest income	36,627	28,746
Insurance expenses	24,309	21,568
Cash surrender charge	16,920	16,920
Initial premimum payment	160,891	155,751
Revenue recognized	43,951,727	44,751,559
Other income		$ 772,505	$ 73,251
Mr Chi Ming Lam [Member]
Property, Plant and Equipment [Line Items]
Cash insured amount	$ 1,000,000
Maximum [Member] | HONG KONG
Property, Plant and Equipment [Line Items]
Cash deposit				$ 500,000